GuidePath Tactical Allocation Fund
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 71.0%	Shares	Value
Biotechnology - 8.8%
Regeneron Pharmaceuticals, Inc. (a)	19,389	$20,378,421
United Therapeutics Corp. (a)	48,615	15,486,308
Vertex Pharmaceuticals, Inc. (a)	38,464	18,028,846
		53,893,575

Building Products - 2.2%
Builders FirstSource, Inc. (a)	98,926	13,692,348

Electric Utilities - 5.0%
NRG Energy, Inc.	93,227	7,258,654
OGE Energy Corp.	62,843	2,243,495
Vistra Corp.	246,921	21,230,268
		30,732,417

Financial Services - 0.6%
MGIC Investment Corp.	182,684	3,936,840

Food & Staples Retailing - 2.9%
Sprouts Farmers Market, Inc. (a)(b)	214,706	17,962,304

Household Durables - 7.7%
DR Horton, Inc.	107,901	15,206,488
PulteGroup, Inc.	150,444	16,563,884
Taylor Morrison Home Corp. (a)	175,822	9,747,572
Toll Brothers, Inc.	47,772	5,502,379
		47,020,323

Household Products - 3.0%
Procter & Gamble Co.	110,313	18,192,820

Insurance - 14.1%
Aflac, Inc.	227,298	20,299,984
Arch Capital Group Ltd. (a)	151,227	15,257,292
Everest Group Ltd.	43,323	16,506,930
Hartford Financial Services Group, Inc.	217,409	21,858,301
Unum Group	242,764	12,407,668
		86,330,175

Interactive Media & Services - 6.2%
Alphabet, Inc. - Class A	97,644	17,785,855
Meta Platforms, Inc. - Class A	39,578	19,956,019
		37,741,874

Machinery - 1.5%
Snap-on, Inc.	34,125	8,919,934

Metals & Mining - 2.0%
Steel Dynamics, Inc. (b)	93,188	12,067,846

Oil, Gas & Consumable Fuels - 2.1%
CNX Resources Corp. (a)(b)	215,041	5,225,496
PBF Energy, Inc. - Class A	170,475	7,845,260
		13,070,756

Professional Services - 2.4%
Robert Half, Inc.	120,143	7,686,749
Science Applications International Corp.	59,049	6,941,210
		14,627,959

Semiconductors & Semiconductor Equipment - 2.8%
NVIDIA Corp.	139,280	17,206,651

Software - 5.2%
Microsoft Corp.	71,576	31,990,893

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	131,402	27,675,889
TOTAL COMMON STOCKS (Cost $324,171,672)		435,062,604

INVESTMENT COMPANIES - 26.9%	Shares	Value
Alternative Funds - 23.9%
ProShares Ultra S&P500 (b)	1,552,491	128,235,757
ProShares UltraPro S&P 500 (b)	238,191	18,302,596
		146,538,353

Domestic Equity Funds - 3.0%
iShares Core S&P 500 ETF	33,616	18,395,684
TOTAL INVESTMENT COMPANIES (Cost $152,628,318)		164,934,037

SHORT-TERM INVESTMENTS - 17.0%
Investments Purchased with Proceeds from Securities Lending - 14.9%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.46% (c)	91,388,851	91,388,851

Money Market Funds - 2.1%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (c)	12,551,365	12,551,365
TOTAL SHORT-TERM INVESTMENTS (Cost $103,940,216)		103,940,216

TOTAL INVESTMENTS - 114.9% (Cost $580,740,206)		703,936,857
Liabilities in Excess of Other Assets - (14.9)%		(91,394,564)
TOTAL NET ASSETS - 100.0%		$612,542,293

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $89,303,747 which represented 14.6% of net assets.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.